Intangible Assets, Net	6 Months Ended
Mar. 31, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 5 — INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of March 31, 2026
	(Unaudited)
	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Value
	US$	US$	US$	US$
Intangible assets
Licensed digital assets	$82,590,999	$(26,271,917)	$(39,019,271)	$17,299,811
Total	$82,590,999	$(26,271,917)	$(39,019,271)	$17,299,811

	As of September 30, 2025
	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Value
	US$	US$	US$	US$
Intangible assets
Licensed digital assets	$77,677,404	$(17,927,585)	$—	$59,749,819
Total	$77,677,404	$(17,927,585)	$—	$59,749,819

Estimated Amortization Expenses:
For year ended 3/31/2027	$12,020,716
For year ended 3/31/2028	4,005,708
For year ended 3/31/2029	1,273,387
Total	$17,299,811

The Company categorizes its intangible assets into three independent asset groups, including character assets, prop assets and scenario assets, based on the Company’s business model and underlying cash flow generation logic for impairment assessment purposes. Following the launch of the new-generation AI modeling platform, high-quality individual character and prop models that previously required manual production can now be automatically generated within minutes through AI technology based on text or image prompts. This fundamental technological upgrade has resulted in a substantial decline in both the replacement cost and market licensing value of traditional general character and prop assets.

As of March 31, 2026, the Company determined that the character asset group and prop asset group are no longer expected to generate future economic benefits, and clear impairment indicators existed for such assets. By contrast, complex integrated scene assets cannot be fully replicated by current mainstream AI modeling tools given high requirements for spatial logic, structural rationality and overall rendering effects. The scene asset group is expected to generate continuous positive undiscounted cash inflows throughout its revised three-year remaining useful life, and no impairment triggers were identified for scene assets as of March 31, 2026.

The Company performed a recoverability test on the character asset group and prop asset group as of March 31, 2026 by comparing their aggregate carrying amount to the estimated undiscounted future cash flows expected to be generated by the asset groups. Testing results showed that the undiscounted projected future cash flows generated by the asset group fell below its carrying amount, signifying the asset group’s carrying value was unrecoverable. The aggregate carrying amount of these two asset groups totaled $38.44 million, and their estimated fair value was determined to be zero. Accordingly, the Company recorded an impairment loss of $38.44 million for the character assets and prop assets for the period ended March 31, 2026.

Fair value measurement for the impaired character and prop asset groups is classified within Level 3 of the fair value hierarchy in accordance with ASC 820. The Company utilized the income approach for the Level 3 fair value measurement. Significant unobservable inputs incorporated into the valuation model are projected undiscounted future cash flows and estimated remaining useful life for each respective asset group.

The launch of the new-generation AI modeling platform has ushered in a period of rapid iteration for 3D generation technology. Accelerated technological advancements are expected to materially shorten the estimated useful lives of digital intangible assets. Accordingly, the Company revised the remaining period over which its remaining intangible assets are projected to generate economic benefits from the previously estimated five years to three years. This revision constitutes a reasonable change in accounting estimate, which was made based on updated industry landscape outlook and technological development trends.

This change in accounting estimate was effective as of March 31, 2026 and will be applied prospectively beginning with the subsequent reporting period. No incremental amortization expense was recognized in the period ended March 31, 2026, and accordingly, there was no impact on the Company’s net income or earnings per share for the current reporting period.

The movement of intangible assets is as follows:

	For the six months ended March 31, 2026
	Gross Carrying Amount	Accumulated Amortization
	(Unaudited)	(Unaudited)
Balance at beginning of the period	$77,677,404	17,927,585
Additions(a)	7,133,256	7,834,013
Sale(b)	(4,644,234)	(176,213)
Foreign exchange translation	2,424,573	686,532
Balance at end of the period	$82,590,999	26,271,917

(a)	Additions are all acquired from third-party suppliers in the current period.

(b)	In connection with the Company’s newly commenced digital asset sales business for the six months ended March 31, 2026, the Company sold digital intangible assets with a gross carrying value of $4,644,234 and accumulated amortization of $176,213. Net book value of disposed assets was transferred to cost of revenue to match the related operating revenue generated from digital asset sales.

	For the year ended September 30, 2025
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Balance at beginning of the year	$44,733,835	$5,937,573
Additions(a)	33,171,338	11,921,079
Disposal	—	—
Foreign exchange translation	(227,769)	68,933
Balance at end of the year	$77,677,404	$17,927,585

(a)	Additions are all acquired from third-party suppliers in the current period.

Amortization expense was $7,834,013 and $5,417,658 for the six months ended March 31, 2026 and 2025, respectively. Costs incurred to renew or extend the term of recognized intangible assets are capitalized and amortized over the useful life of the asset. For the six months ended March 31, 2026 and 2025, no such cost incurred.